LEASES - Right-of-use assets (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Right-of-use assets
Balance, beginning	$ 7,182,358	$ 1,632,661
Depreciation expense	2,626,207	987,226
Balance, ending	27,285,334	7,182,358
Cost
Right-of-use assets
Balance, beginning	8,266,366	1,762,951
Additions	22,924,757	6,600,558
Foreign currency translation adjustment	(230,155)	(97,143)
Balance, ending	30,960,968	8,266,366
Accumulated depreciation/ amortization
Right-of-use assets
Balance, beginning	(1,084,008)	(130,290)
Depreciation expense	(2,626,207)	(987,226)
Foreign currency translation adjustment	34,581	33,508
Balance, ending	$ (3,675,634)	$ (1,084,008)